Huntington U.S. Treasury Money Market Fund
Huntington U.S. Treasury Money Market Fund Fund Summary
Investment Objective
The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Huntington U.S. Treasury Money Market Fund	Institutional Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Huntington U.S. Treasury Money Market Fund		Institutional Shares	Class A Shares
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	0.25%
Other Expenses (including shareholder services fee)		0.53%	0.53%
Total Annual Fund Operating Expenses		0.73%	0.98%
Fee Waivers and/or Expense Reimbursements	[1]	(0.48%)	(0.48%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.25%	0.50%
[1]	Huntington Asset Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.25% and 0.50% of the Institutional Shares and Class A Shares daily net assets, respectively, through April 30, 2016. This arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred. Any amounts recaptured by the Advisor may not cause the Fund's total annual fund operating expenses to exceed the stated expense caps.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and that the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example Huntington U.S. Treasury Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	26	185	359	861
Class A Shares	51	264	495	1,158

Principal Investment Strategy
The Advisor strives to maintain a $1.00 net asset value ("NAV") per share for the Fund by investing at least 80% of the Fund's assets in short-term obligations of the U.S. government. In managing the portfolio, the Advisor maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Because the Fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury obligations.
Principal Investment Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, you should be aware that a very small number of money market funds in other fund complexes have, in the past, "broken the buck," which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. You should also be aware that the Advisor and its affiliates are under no obligation to provide financial support to the Fund or take other measures to ensure that you receive $1.00 per share for your investment in the Fund. You should not invest in the Fund with the expectation that any such action will be taken. Additionally, as discussed below, the SEC has adopted money market reform rules which may impact the Fund. The primary factors that may reduce the Fund's NAV and returns include:

Interest Rate Risk. The value of the Fund's investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security's maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund's investments in fixed income securities may decline when prevailing interest rates decline.

Money Market Reform Regulatory Risk. In July 2014, the SEC adopted amendments to money market fund regulations that will affect the structure and operation of money market funds. The amendments include additional requirements which are generally expected to be implemented by April 14, 2016. These amendments could adversely affect the operation or performance of the Fund and cause the Fund to incur additional expenses. The precise nature of the impact of the amendments and the effects have not yet been determined.

Recoupment Risk. The Advisor entered into an agreement with the Fund, whereby the Advisor agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains a yield of at least 0.00%. The Advisor shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund's future yield. The Advisor may terminate the agreement at any time upon thirty (30) days' prior written notice to the Fund.

For more information, please see "Principal Investment Strategies and Risks."
Performance: Bar Chart for Institutional Shares and Average Annual Total Return Table
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 800-253-0412.
Risk/Return Bar Chart

Best Quarter Q3 2006 1.10% Worst Quarter Q3 2012 0.00%
Average Annual Total Return Table (for the periods ended December 31, 2014)
Average Annual Total Returns Huntington U.S. Treasury Money Market Fund	1 Year	5 Years	10 Years
Institutional Shares	0.03%	0.02%	1.14%
Class A Shares	none	none	1.03%

As of December 31, 2014, the Fund’s 7-day yield was 0.03% (Institutional Shares). For current 7-day yield information, call 1-800-253-0412.